Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000222712 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000222712 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000222712 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000222712 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000222712 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222712 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222712 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222712 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222712 | T. Rowe Price U.S. Treasury Long-Term Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222712 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222712 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000222712 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000222712 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222712 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222712 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222713 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000222713 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000222713 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000222713 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000222713 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000222713 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000222713 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000222713 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222713 | T. Rowe Price U.S. Treasury Long-Term Index Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000222713 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000222713 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000222713 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000222713 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000222713 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000222713 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%